Schedule of deferred tax liability (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
At 1 January (restated)	€ 1,741	€ 2,198
Released to profit or loss	(99)	(238)
Exchange differences	47	(219)
At end of period	€ 1,689	€ 1,741